Property and Equipment, Net - Schedule of Property and Equipment (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	$ 3,271,324	$ 417,154	$ 2,862,287
Less: accumulated depreciation	(2,013,091)	(256,706)	(1,390,275)
Total	1,258,233	160,448	1,472,012
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	36,000	4,591	36,000
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	1,631,676	208,069	1,605,813
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	31,936	4,072	31,936
Motor Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	$ 1,571,712	$ 200,422	$ 1,188,538